Unaudited Interim Condensed Consolidated Statements Of Operations (USD $)	9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Revenue
Time charter revenue	$ 39,536,592	$ 75,142,817
Commissions (including related party of $918,371 and $480,707 for the nine months ended September 30, 2011 and 2012, respectively)	(2,180,754)	(4,225,049)
Net Revenue	37,355,838	70,917,768
Expenses / (Income)
Voyage expenses	350,748	1,025,410
Vessels operating expenses (including related party of $462,891 and $516,198 for the nine months ended September 30, 2011 and 2012, respectively)	14,029,628	14,328,890
Dry-docking expenses (including related party of $81,622 and $0 for the nine months ended September 30, 2011 and 2012, respectively)	0	2,344,248
Management fees - related party	2,989,520	3,789,819
Depreciation	12,311,777	24,888,317
General and administrative expenses (including related party of $2,709,452 and $2,465,856 for the nine months ended September 30, 2011 and 2012, respectively)	6,293,568	7,877,762
Impairment loss	0	5,740,000
Bad debt provisions	0	335,669
Loss on sale of assets	0	14,796,471
Gain from vessel early redelivery	0	(1,031,167)
Gain from marketable securities, net	(414,235)	0
Other income	(703,422)	0
Operating (Loss) / Income	2,498,254	(3,177,651)
Other Income / (Expenses)
Interest and finance costs	(4,798,734)	(7,519,522)
Loss on derivatives, net	(727,340)	(2,401,847)
Interest income (including related party of $339,494 and $511,747 for the nine months ended September 30, 2011 and 2012, respectively)	557,510	427,486
Equity in net income of affiliate	1,896,839	1,575,012
Loss on investment in affiliate	(17,293,266)	0
Foreign currency gain / (loss)	(19,073)	34,696
Total Other Expenses, net	(20,384,064)	(7,884,175)
Net Loss	(17,885,810)	(11,061,826)
Other Comprehensive Income / (Loss)
Unrealized loss on cash flow hedges	(758,024)	0
Unrealized loss on change in fair value of marketable securities	(980,430)	0
Reclassification adjustment for change in fair value of marketable securities	980,430	0
Total Other Comprehensive Loss	(758,024)	0
Comprehensive Loss	$ (18,643,834)	$ (11,061,826)
Loss per Class A common share, basic and diluted	$ (2.93)	$ (1.86)
Weighted average number of Class A common shares, basic and diluted	5,929,115	5,769,279